Managed Portfolio Series

Tortoise MLP & Pipeline Fund
Ecofin Global Renewables Infrastructure Fund
Tortoise Energy and Infrastructure Income Fund
Ecofin Global Energy Transition Fund

Supplement dated September 30, 2022, to the Prospectus
dated March 31, 2022, as amended

The purpose of this supplement is to provide notice that Quinn T. Kiley intends to retire from TCA Advisors effective on October 31, 2022. Mr. Kiley is currently jointly responsible with Brian A. Kessens for the management of the Tortoise Energy and Infrastructure Income Fund’s (the “Fund”) portfolio. Following Mr. Kiley’s retirement, Mr. Kessens will continue to serve as co-portfolio manager of the Fund. At such time as Mr. Kiley retires, James R. Mick, Matthew G.P. Sallee and Robert J. Thummel, Jr. will be added as co-portfolio managers of the Fund.
Accordingly, effective as of October 31, 2022:
•the section entitled “Investment Adviser and Portfolio Managers” on page 38 of the Prospectus is hereby deleted and replaced with the following:

Investment Adviser and Portfolio Managers
Tortoise Capital Advisors, L.L.C., also doing business as TCA Advisors (the “Adviser”), is the Fund’s investment adviser. Primary responsibility for the day-to-day management of the Fund’s portfolio is the joint responsibility of a team of portfolio managers consisting of Brian A. Kessens, James R. Mick, Matthew G.P. Sallee and Robert J. Thummel, Jr.
Each of Messrs. Kessens, Mick, Sallee and Thummel is a Managing Director and Senior Portfolio Manager of the Adviser. Mr. Thummel is also Investment Strategist of the Adviser.  Mr. Kessens has been a portfolio manager of the Fund since October 30, 2020. Messrs. Mick, Sallee, and Thummel have each been portfolio managers of the Fund since October 31, 2022.
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•the section entitled “Portfolio Managers” beginning on page 115 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers
Primary responsibility for the day-to-day management of the MLP & Pipeline Fund's portfolio is the joint responsibility of a team of portfolio managers consisting of Brian A. Kessens, James R. Mick, Matthew G.P. Sallee, Robert J. Thummel, Jr., and Stephen Pang. Primary responsibility for the day-to-day management of the Global Renewable Infrastructure Fund's portfolio is the joint responsibility of Matthew Breidert and Michel Sznajer. Primary responsibility for the day-to-day management of the Energy Infrastructure and Income Fund's portfolio is the joint responsibility of a team of portfolio managers consisting of Brian A. Kessens, James R. Mick, Matthew G.P. Sallee and Robert J. Thummel, Jr. Primary responsibility for the day-to-day management of the Global Energy Transition Fund's portfolio is the joint responsibility of Matthew Breidert and Max Slee. The applicable investment committee to each respective fund, comprised of certain of these portfolio managers and other employees of the Adviser and/or Sub-Adviser, provides investment strategy oversight to the portfolio management teams who implements the strategy.
Brian A. Kessens, CFA, Managing Director and Senior Portfolio Manager
Mr. Kessens joined the Adviser in 2008. He has been a portfolio manager of the Adviser since July 2013, a Managing Director of the Adviser since January 2015, and a member of the Investment Committee since June 30, 2015. Mr. Kessens has served as president of the Tortoise Power and Energy Infrastructure Fund, Inc. and Tortoise Pipeline & Energy Fund, Inc. closed-end funds since June 2015. He was a senior investment analyst of the Adviser from June 2012 to July 2013, and an investment analyst from 2008 to June 2012. Previously, from 2004 to 2008, he was a vice president in Citigroup’s global energy investment banking practice. Prior to Citigroup, he served from 1997 to 2002 as a field artillery officer in the United States Army. Mr. Kessens earned a Master of Business Administration from Columbia Business School in New York and a Bachelor of Science in economics from the United States Military Academy at West Point. He earned his CFA designation in 2006.
James R. Mick, CFA, Managing Director and Senior Portfolio Manager
Mr. Mick joined the Adviser in 2006. He has been a portfolio manager of the Adviser since July 2013, a Managing Director of the Adviser since January 2014, and a member of the Investment Committee since June 30, 2015. He was a senior investment analyst of the Adviser from June 2012 to July 2013, an investment analyst from 2011 to June 2012, and a research analyst from 2006 to 2011. Previously, he was a senior finance specialist at General Electric Insurance Solutions (now Swiss Re) from 2003 to 2006 and a senior auditor at Ernst & Young LLP from 2000 to 2003. Mr. Mick earned Bachelor of Science degrees in business administration and accounting and a Master of Accounting and Information Systems degree from the University of Kansas. He earned his CFA designation in 2010.
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Matthew G.P. Sallee, CFA, Managing Director and Senior Portfolio Manager
Mr. Sallee joined the Adviser in 2005. He is an Executive Committee member and a member of the Tortoise Development Committee and serves as President of the Tortoise platform. Mr. Sallee oversees the firm's energy investment team and Tortoise/Ecofin co-managed energy products. He has been a portfolio manager of the Adviser since July 2013, a Managing Director of the Adviser since January 2014, and a member of the Investment Committee since June 30, 2015. Mr. Sallee has served as president of the Tortoise Energy Infrastructure Corporation and Tortoise MLP Fund, Inc. closed-end funds since June 2015. He was a senior investment analyst of the Adviser from June 2012 to July 2013, an investment analyst from 2009 to June 2012, and a research analyst from 2005 to 2009. Previously, he served for five years (from 2000 to 2005) as a senior financial analyst with Aquila, Inc., where he was responsible for analysis of capital allocation at the firm’s communications infrastructure subsidiary, Everest Connections. Mr. Sallee graduated magna cum laude from the University of Missouri with a degree in business administration. He earned his CFA designation in 2009.
Robert J. Thummel, Jr., Managing Director, Senior Portfolio Manager and Investment Strategist
Mr. Thummel joined the Adviser in 2004. He has been a portfolio manager of the Adviser since July 2013, a Managing Director of the Adviser since January 2014, and a member of the Investment Committee since June 30, 2015. Mr. Thummel has served as president of the Tortoise Energy Independence Fund, Inc. closed-end fund since June 2015. He was a senior investment analyst of the Adviser from June 2012 to July 2013, and an investment analyst from 2004 to June 2012. Mr. Thummel was previously the president of Tortoise North American Energy Corporation from 2008 until the fund was merged into Tortoise Energy Infrastructure Corporation in June 2014. Previously, he was director of finance at KLT Inc., a subsidiary of Great Plains Energy, from 1998 to 2004 and a senior auditor at Ernst & Young LLP from 1995 to 1998. Mr. Thummel earned a Bachelor of Science in accounting from Kansas State University and a Master of Business Administration degree from the University of Kansas.
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Stephen Pang, CFA, Managing Director and Portfolio Manager
Mr. Pang joined the Adviser in 2014. Mr. Pang has been a portfolio manager of the Adviser since January 2018 and a Managing Director of the Adviser since January 2019. He is responsible for the firm’s public and private direct investments across energy strategies. Mr. Pang currently serves as President and Chief Financial Officer and as a Director of TortoiseEcofin Acquisition Corp. III. Mr. Pang served as a director of Tortoise Acquisition Corp. II from the completion of its initial public offering in September 2020 and as the Chief Financial Officer of Tortoise Acquisition Corp. II from July 2020, to the completion of its initial business combination on August 27, 2021 with Volta Inc. Mr. Pang served as a director of Tortoise Acquisition I from the completion of its initial public offering in March 2019, and as Chief Financial Officer of Tortoise Acquisition I from January 2020, to the completion of its initial business combination on October 1, 2020, and he continues to serve on the board of directors of Hyliion Holdings Corp. He served as a Vice President of the Tortoise Pipeline & Energy Fund, Inc. closed-end fund from May 2017 to December 11, 2020. Mr. Pang was an investment analyst of the Adviser from January 2015 to January 2018 and was a research analyst from October 2014 to January 2015. Before joining the Adviser, he was a director in Credit Suisse Securities (USA) LLC’s Equity Capital Markets Group. Prior to joining Credit Suisse Securities (USA) LLC in 2012, he spent eight years in Citigroup Global Markets Inc.’s Investment Banking Division, where he focused on equity underwriting and corporate finance in the energy sector. Mr. Pang earned a Bachelor of Science in Business Administration from the University of Richmond. He earned his CFA designation in 2016.
Matthew Breidert, Managing Director and Senior Portfolio Manager
Mr. Matthew Breidert joined Ecofin in 2006. He is a senior portfolio manager, overseeing sustainable, impact and ESG strategies, both long only and long/short. Prior to joining Ecofin, Mr. Breidert was an assistant portfolio manager at Millennium Partners, based in New York. Previously, he was an investment banker with SG Barr Devlin, a division of Société Générale, where he focused on mergers and acquisitions and financial advisory to global utilities and power companies. Prior to that, he worked at Cornerstone Energy Advisers and FT Energy/RDI in Boulder, Colorado, where he focused on energy and utility-focused economic policy. Mr. Breidert earned a Bachelor of Science degree from the University of Illinois-Urbana Champaign and a Master of Business Administration from Washington University in St. Louis.
Max Slee, Portfolio Manager and Managing Director
Mr. Slee joined Ecofin in 2010 and is a portfolio manager and Managing Director, overseeing sustainable, impact and ESG strategies, both long only and long/short. Before joining Ecofin, Mr. Slee was a member of the clean energy team of the Clinton Foundation where he was involved in setting up and developing carbon capture and storage projects around the world. Previously, he was an investment banker at Lazard in London, where he was a specialist in the energy sector, working on mergers and acquisitions. He earned a Bachelor of Arts degree from Brown University.
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Michel Sznajer, CFA, Portfolio Manager and Managing Director
Mr. Sznajer joined Ecofin, in 2016 and is a portfolio manager focused on sustainable products. He was a Director from January 1, 2021 to January 1, 2022 and has been a Managing Director since January 1, 2022. Before joining the Sub-Adviser, he was a partner and portfolio manager at Silvaris Capital Management. Previously Mr. Sznajer was employed at Wellington Management Co. as an industrial/Infrastructure analyst and portfolio manager. Prior to this, he worked at Goldman Sachs and Indosuez W.I. CARR covering the telecom sectors in Asia. Mr. Sznajer started his career as a management consultant at Bain & Company, covering technology, media and telecom and financial sectors in Asia and Europe. He earned an MSc in business and engineering from Brussels University and is a CFA® charterholder.
The Investment Committee oversees all portfolio management activities and establishes each Fund’s strategy. The portfolio management team is responsible for implementing the strategy of the Funds determined by the Investment Committee. While responsibility for monitoring, review, and analysis of individual securities is spread among various individual members of the portfolio management team, all portfolio management decisions and reviews are based on a team approach.
Multi-Manager Strategies
As part of its services to the Funds, the Adviser researches, evaluates, and may recommend professional investment managers to serve as sub-advisers. The Funds, the Trust, and an affiliate of the Adviser have obtained from the Securities and Exchange Commission an exemptive order that permits the Adviser, subject to approval of the Board of Trustees of Managed Portfolio Series, to enter into new or modified sub-advisory agreements with existing or new sub-advisers for a Fund, without approval of the Fund's shareholders ("Exemptive Relief"). Under the Exemptive Relief, a Fund is required to notify shareholders of the retention of a new sub-adviser within 90 days of the hiring of the new sub-adviser.  In the future, the Adviser may propose to appoint or replace one or more sub-advisers, subject to Board approval and applicable shareholder notice requirements.
The SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage, and their ownership of securities in the Funds.

This supplement should be retained with your Prospectus.
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Managed Portfolio Series
Tortoise MLP & Pipeline Fund
Ecofin Global Renewables Infrastructure Fund
Tortoise Energy and Infrastructure Income Fund
Ecofin Global Energy Transition Fund

Supplement dated September 30, 2022, to the
Statement of Additional Information (“SAI”)
dated March 31, 2022, as amended

The purpose of this supplement is to provide notice that Quinn T. Kiley intends to retire from TCA Advisors effective on October 31, 2022. Mr. Kiley is currently jointly responsible with Brian A. Kessens for the management of the Tortoise Energy and Infrastructure Income Fund’s (the “Fund”) portfolio. Following Mr. Kiley’s retirement, Mr. Kessens will continue to serve as co-portfolio manager of the Fund. At such time as Mr. Kiley retires, James R. Mick, Matthew G.P. Sallee and Robert J. Thummel, Jr. will be added as co-portfolio managers of the Fund.

Accordingly, effective as of October 31, 2022, the section entitled “Portfolio Managers” beginning on page 66 of the SAI is hereby deleted and replaced with the following:

Portfolio Managers
Primary responsibility for the day-to-day management of the MLP & Pipeline Fund's portfolio is the joint responsibility of a team of portfolio managers consisting of Brian A. Kessens, James R. Mick, Matthew G.P. Sallee, Robert J. Thummel, Jr., and Stephen Pang. Primary responsibility for the day-to-day management of the Global Renewables Infrastructure Fund is the joint responsibility of Messrs. Matthew Breidert and Michael Sznajer. Primary responsibility for the day-to-day management of the Energy Infrastructure and Income Fund's portfolio is the joint responsibility of Brian A. Kessens, James R. Mick, Matthew G.P. Sallee and Robert J. Thummel, Jr. Primary responsibility for the day-to-day management of the Global Energy Transition Fund is the joint responsibility of Matthew Breidert and Max Slee. Each of Messrs. Kessens, Mick, Sallee and Thummel is a Managing Director and Senior Portfolio Manager of the Adviser. Mr. Pang is a Managing Director and Portfolio Manager of the Adviser. Mr. Breidert is a Managing Director and Senior Portfolio Manager of the Sub-Adviser. Messrs. Slee and Sznajer are Managing Directors and Portfolio Managers of the Sub-Adviser. Messrs. Kessens, Mick, Sallee, and Thummel have each been portfolio managers involved with managing the MLP & Pipeline Fund since 2013. Mr. Pang has been a portfolio manager of the MLP & Pipeline Fund since January 1, 2018. Messrs. Breidert and Sznajer have each been portfolio managers of the Global Renewables Infrastructure Fund since its inception in August 2020. Mr. Kessens has been involved with managing the Energy Infrastructure and Income Fund's since October 30, 2020. Messrs. Mick, Sallee, and Thummel have each been portfolio managers of the Energy Infrastructure and Income Fund since October 31, 2022. Messrs Breidert and Slee have been portfolio managers of the Global Energy Transition Fund since its inception on October 15, 2021.

The following table provides information regarding other accounts, excluding the Funds, managed by the portfolio managers, including information regarding the number of managed accounts that pay a performance fee, as of November 30, 2021:

Name of Manager	Account Category	# of Accounts	Total Assets of Accounts	# of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Brian A. Kessens
	Registered investment companies	6	$585,597,769	0	$0
	Other pooled investment vehicles	4	$98,906,279	0	$0
	Other Accounts	324	$2,394,455,125	98	$1,946,125,144
James R. Mick
	Registered investment companies	6	$585,597,769	0	$0
	Other pooled investment vehicles	4	$98,906,279	0	$0
	Other Accounts	324	$2,394,455,125	98	$1,946,125,144
Matthew G.P. Sallee
	Registered investment companies	7	$681,513,456	0	$0
	Other pooled investment vehicles	4	$98,906,279	0	$0
	Other Accounts	324	$2,394,455,125	98	$1,946,125,144
Robert J. Thummel, Jr.
	Registered investment companies	6	$585,597,769	0	$0
	Other pooled investment vehicles	4	$98,906,279	0	$0
	Other Accounts	324	$2,394,455,125	98	$1,946,125,144
Stephen Pang
	Registered investment companies	6	$684,818,283	0	$0
	Other pooled investment vehicles	2	$33,988,270	0	$0
	Other Accounts	324	$2,394,455,125	98	$1,946,125,144

Matthew Breidert
	Registered investment companies	1	$109,679,794	0	$0
	Other pooled investment vehicles	2	$145,729,778	1	$76,216,591
	Other Accounts	0	$0	0	$0
Max Slee
	Registered investment companies	1	$109,679,794	0	$0
	Other pooled investment vehicles	4	$548,849,455	1	$76,216,591
	Other Accounts	0	$0	0	$0
Michel Sznajer
	Registered investment companies	1	$109,679,794	0	$0
	Other pooled investment vehicles	1	$69,513,187	0	$0
	Other Accounts	1	$2,024,848	0	$0
Conflicts of interest may arise because the Adviser and its affiliates generally will be carrying on substantial investment activities for other clients in which the Funds will have no interest. The Adviser’s portfolio managers must allocate time and investment ideas across multiple accounts. Trades may be executed for some accounts that may adversely impact the value of securities held by other accounts. Conflicts of interest arise from the fact that related persons of the Adviser serve as general partner of certain private funds the Adviser manages, and the affiliated general partner, as well as certain employees of the Adviser, including certain of the portfolio managers, own an interest in the private fund. The affiliated general partner receives a carried interest in distributions by the private fund. The Adviser and/or the investment personnel may have financial incentives to favor certain of such accounts over a Fund. Certain of the funds and accounts managed by the Adviser may invest in the equity securities of a particular company, while other funds and accounts managed by the Adviser may invest in the debt or preferred securities of the same company. Proprietary accounts of the Adviser or its supervised persons and other customer accounts may compete with the Funds for specific trades. The Adviser may buy or sell securities for a Fund that differs from securities bought or sold for other accounts and customers, although their investment objectives and policies may be similar to the Fund’s.

From time to time, the Adviser may seed proprietary accounts for the purpose of evaluating a new investment strategy that eventually may be available to clients through one or more product structures. Such accounts also may serve the purpose of establishing a performance record for the strategy. The Adviser’s management of accounts with proprietary interests and nonproprietary client accounts may create an incentive to favor the proprietary accounts in the allocation of investment opportunities, and the timing and aggregation of investments. The Adviser’s proprietary seed accounts may include long-short strategies, and certain client strategies may permit short sales. A conflict of interest arises if a security is sold short at the same time as a long position, and continuously short selling in a security may adversely affect the stock price of the same security held long in client accounts. The Adviser has adopted various policies to mitigate these conflicts, including policies that require the Adviser to avoid favoring any account, and that prohibit client and proprietary accounts from engaging in short sales with respect to individual stocks held long in client accounts. The Adviser’s policies also require transactions in proprietary accounts to be placed after client transactions.
Situations may occur in which a Fund could be disadvantaged because of the investment activities conducted by the Adviser for other accounts. Such situations may be based on, among other things, legal or internal restrictions on the combined size of positions that may be taken for the Funds and the other accounts, thereby limiting the size of a Fund’s position, or the difficulty of liquidating an investment for the Funds and the other accounts where the market cannot absorb the sale of the combined position. The Adviser and/or investment personnel may also have an incentive to make investments in one fund, having the effect of increasing the value of a security in the same issuer held by another fund, which in turn may result in an incentive fee being paid to the Adviser by that other fund.
A Fund’s investment opportunities may be limited by affiliations of the Adviser or its affiliates with energy or energy transition companies. In addition, to the extent the Adviser sources, contemplates, structures, or makes private investments in energy or energy transition companies, certain employees of the Adviser may become aware of actions planned by such companies, such as acquisitions, that may not be announced to the public. It is possible that a Fund could be precluded from investing in an energy company about which the Adviser has material nonpublic information.
A Fund’s investment opportunities may be limited by investment opportunities in companies that the Adviser is evaluating for other clients. To the extent a potential investment is appropriate for a Fund and one or more other clients, the Adviser will need to fairly allocate that investment to the Fund or the other client, or both, depending on its allocation procedures and applicable law related to combined or joint transactions. There may arise an attractive limited investment opportunity suitable for the Fund in which it cannot invest under the particular allocation method being used for that investment.

Under the 1940 Act, the Funds and their affiliated companies are generally precluded from co-investing in negotiated private placements of securities. Except as permitted by law, the Adviser will not co-invest its other clients’ assets in negotiated private transactions in which a Fund invests. To the extent a Fund is not precluded from co-investing, the Adviser will allocate private investment opportunities among its clients, including but not limited to the Fund and the Fund’s affiliated companies, based on allocation policies that take into account several suitability factors, including the size of the investment opportunity, the amount each client has available for investment and the client’s investment objectives. These allocation policies may result in the allocation of investment opportunities to an affiliated company rather than to the Fund.
The Adviser and its principals, officers, employees, and affiliates may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made on a Fund’s behalf. As a result of differing trading and investment strategies or constraints, positions may be taken by principals, officers, employees, and affiliates of the Adviser that are the same as, different from, or made at a different time than positions taken for a Fund. Further, the Adviser may at some time in the future, manage other investment funds with the same investment objectives as a Fund’s.
Portfolio managers do not receive any direct compensation from the Funds or any other of the managed accounts reflected in the table above. None of the portfolio managers receives any direct compensation from the Registrant or any other of the accounts managed by the Adviser or the Sub-Adviser. Each of Messrs. Kessens, Kiley, Mick, Pang, Sallee, and Thummel has an employment-related agreement with the Adviser. Under these employment-related contracts, they receive base salary compensation and are eligible for an annual bonus. A portion of the bonus amount may be deferred for certain key employees and may increase over a defined vesting period based on a measured rate of return tied to the applicable entity’s performance. Each of Messrs. Breidert, Slee and Sznajer has entered into an employment agreement with the Sub-Adviser. Under these employment-related contracts, they receive base salary compensation and are eligible for an annual bonus. A portion of the bonus amount may be deferred for certain key employees and may increase or decrease over a defined vesting period based on bonus pool performance. The bonus pool can be invested in Ecofin products during the deferral period. They may also be compensated on a discretionary basis from the realized proceeds earned in performance or incentive fees. These realized proceeds earned in performance or incentive fees do not relate to the Funds.
Certain key employees are eligible to participate in an employee equity ownership plan in which employees are periodically offered the opportunity to purchase equity in the Adviser's parent company. Each portfolio manager owns an equity interest in TortoiseEcofin Investments, LLC, the Adviser's parent company. As equity owners, these individuals each thus benefit from increases in the net income of the organization. The Adviser’s earnings are based in part on the value of assets held in the Fund’s portfolio, as the Adviser’s fee to the Fund is a percentage of the daily net assets of the Fund.

The following table indicates the dollar range of Fund shares beneficially owned by the Portfolio Managers of the Funds for which they serve as portfolio manager as of November 30, 2021:

Dollar Range of Fund Shares Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001-$1,000,000, Over $1,000,000)
Name of Portfolio Manager	MLP & Pipeline Fund	Global Renewables Infrastructure Fund	Energy Infrastructure and Income Fund	Global Energy Transition Fund
Brian A. Kessens	$1-$10,000	N/A	None	N/A
James R. Mick	$10,001-$50,000	N/A	None *	N/A
Matthew G.P. Sallee	$10,001-$50,000	N/A	None *	N/A
Robert J. Thummel, Jr.	None	N/A	None *	N/A
Stephen Pang	None	N/A	N/A	N/A
Matthew Breidert	N/A	Over $1,000,000	N/A	$10,001-$50,000
Max Slee	N/A	N/A	N/A	None
Michel Sznajer	N/A	$100,001-$500,000	N/A	N/A
* Holdings information provided as of August 31, 2022.

This supplement should be retained with your SAI.